Acquisitions (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended		8 Months Ended	12 Months Ended
	Apr. 29, 2013	Nov. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired					$ 66,930	$ 160,436	$ 170,546
Products used in sequence workflows, percent			80.00%
Purchase adjustments					$ 1,656
Weighted average amortization period for intangible assets					10 years 5 months 23 days
Net sales					$ 1,280,986	1,344,777	1,301,984
Net income (loss) attributable to the owners of QIAGEN N.V.					$ 127,103	116,634	69,073
Minimum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones					0.70%
Maximum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones					2.20%
2015 Acquisitions
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired		$ 66,900
Enzymatics
Business Acquisition [Line Items]
Cash consideration			$ 114,224
Escrow deposits related to acquisition claims					$ 5,800
Purchase consideration adjustment			2,100
Long-term deferred tax liability adjustment			400
Other opening balance sheet adjustments			100
Purchase adjustments			$ 2,400
Weighted average amortization period for intangible assets			11 years 1 month 18 days
Fair value of contingent consideration			$ 13,600
Additional contingent cash payments			$ 17,000			17,000
Enzymatics | Minimum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones			0.70%
Enzymatics | Maximum
Business Acquisition [Line Items]
Discount rate used for analysis of future milestones			2.20%
Series of individually immaterial business acquisitions
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired						47,400
Marseille
Business Acquisition [Line Items]
Business combination step acquisition equity interest in acquiree					$ 8,000	$ 300
Percent of outstanding common shares held			90.27%		97.22%	90.27%
Restricted cash for remaining shares in relation to the tender offer					$ 2,500
Ingenuity
Business Acquisition [Line Items]
Percent of outstanding common shares held	100.00%
Cash consideration	$ 106,932
Weighted average amortization period for intangible assets	14 years 1 month 18 days
Net sales				$ 14,700
Net income (loss) attributable to the owners of QIAGEN N.V.				$ (6,300)
Acquisition related costs							1,200
CLC bio
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired							$ 68,200